Assets Pledged as Collateral - Schedule of Detailed Information of Assets Pledged as Collateral (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure assets pledged as collateral [abstract]
Chattel mortgages	kr 4,740	kr 2,240
Bank deposits	475	344
Total	kr 5,215	kr 2,584